UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Ivy Funds

Printing 4-7-04

Real Estate Securities Fund

Small Cap Value Fund

Value Fund

Semiannual Report
January 31, 2004

CONTENTS

3	President's Letter
5	Real Estate Securities Fund
15	Small Cap Value Fund
30	Value Fund
42	Notes to Financial Statements

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Ivy Funds current prospectus and current Fund performance information.

PRESIDENT'S LETTER

      January 31, 2004

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended January 31, 2004. As you know, the Advantus Real Estate Securities Fund, Advantus Venture Fund and Advantus Cornerstone Fund merged into the Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund, respectively, on December 8, 2003.

2004 began with a much different outlook than 2003. What turned out to be an exceptionally good year for the stock market last year manifested itself in S&P gains of 29 percent and Dow gains of 25 percent.

A number of developments contributed to last year's performance. Combat in Iraq ended quickly, which brought the focus on the economy to the forefront. In addition, the Federal Reserve, the Bush Administration and the Treasury continued to take very aggressive actions in an effort to right a deteriorating economic situation. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

We feel that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. We believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these has now become necessary, further boosting industrial production.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Caveats aside, it looks as if the first half of 2004 economy will be quite strong. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

THE INVESTMENTS OF REAL ESTATE SECURITIES FUND

January 31, 2004

COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.59%
Brookfield Properties Corporation	124,000	$3,574,920

Homebuilders, Mobile Homes - 1.45%
Lennar Corporation	7,100	313,110
Standard Pacific Corp.	6,900	322,230
WCI Communities, Inc.*	37,200	812,820
		1,448,160
Hospital Supply and Management - 1.04%
Ventas, Inc.	41,500	1,037,500

Hotels and Gaming - 5.05%
Extended Stay America, Inc.	42,500	650,250
Highland Hospitality Corporation*	25,500	299,370
Hilton Hotels Corporation	111,800	1,788,800
Starwood Hotels & Resorts Worldwide, Inc.	64,900	2,293,566
		5,031,986
Multiple Industry - 3.36%
Boardwalk Equities Inc.	202,340	2,636,490
Spirit Finance Corporation*	70,700	707,000
		3,343,490
Non-Residential Construction - 0.80%
Catellus Development Corporation	30,431	796,075

Real Estate Investment Trusts - 78.30%
AMB Property Corporation	35,400	1,237,230
Alexandria Real Estate Equities, Inc.	32,300	1,997,755
Apartment Investment and Management Company, Class A	75,120	2,642,722
BRE Properties, Inc., Class A	27,300	902,538
Boston Properties, Inc.	16,300	815,489
Brandywine Realty Trust	92,600	2,561,316
CBL & Associates Properties, Inc.	19,700	1,190,865
Camden Property Trust	16,700	726,450
CarrAmerica Realty Corporation	91,700	2,913,309
Cedar Shopping Centers, Inc.*	52,600	694,320
Colonial Properties Trust	17,400	699,480
Cousins Properties Incorporated	50,800	1,559,560
Developers Diversified Realty Corporation	120,200	4,132,476
Entertainment Properties Trust	42,600	1,508,040
Equity Office Properties Trust	63,200	1,873,880
Equity One, Inc.	95,700	1,741,740
Essex Property Trust, Inc.	15,400	957,110
General Growth Properties, Inc.	143,300	4,299,000
Hersha Hospitality Trust	69,300	764,379
Highwoods Properties, Inc.	31,700	865,410
Host Marriott Corporation*	56,800	719,656
Innkeepers USA Trust	76,100	725,994
iStar Financial Inc.	24,000	960,480
Keystone Property Trust	12,700	299,339
Kimco Realty Corporation	55,950	2,580,973
LTC Properties, Inc.	34,200	501,030
La Quinta Properties, Inc.*	139,100	1,047,423
Lexington Corporation Properties Trust	29,200	616,120
Liberty Property Trust	20,300	783,174
Mack-Cali Realty Corporation	23,100	937,167
Maguire Properties, Inc.	26,900	653,670
Mills Corporation (The)	80,000	3,763,200
Newcastle Investment Corp.	72,200	1,895,250
PS Business Parks, Inc.	70,900	3,069,970
ProLogis	181,562	5,926,184
Ramco-Gershenson Properties Trust	12,100	331,782
Reckson Associates Realty Corp.	75,026	1,916,914
Regency Centers Corporation	24,200	1,009,140
Rouse Company (The)	67,400	3,318,776
Simon Property Group, Inc.	69,200	3,601,860
Sovran Self Storage, Inc.	13,500	503,550
St. Joe Company (The)	22,700	896,650
Tanger Factory Outlet Centers, Inc.	52,800	2,212,320
Trizec Properties, Inc.	64,800	1,029,672
United Dominion Realty Trust, Inc.	105,800	1,957,300
Vornado Realty Trust	8,000	447,600
Winston Hotels, Inc.	212,300	2,229,150
		78,017,413
Retail - Specialty Stores - 2.15%
Forest City Enterprises, Inc., Class A	41,200	2,142,400

Utilities - Telephone - 0.33%
American Tower Corporation*	16,100	176,939
Crown Castle International Corp.*	11,900	147,560
		324,499

TOTAL COMMON STOCKS - 96.07%		95,716,443
(Cost: $74,409,671)

PREFERRED STOCKS - 1.21%

Real Estate Investment Trusts
iStar Financial Inc., 7.875% Cumulative	9,300	$243,567
LaSalle Hotel Properties, 8.375% Cumulative	9,500	253,413
PS Business Parks, Inc., 7% Cumulative*	17,400	439,350
Winston Hotels, Inc., 8% Cumulative*	10,500	265,781
		$1,202,111
(Cost: $1,167,702)

TOTAL SHORT-TERM SECURITIES - 4.25%		$4,236,778
(Cost: $4,236,778)

TOTAL INVESTMENT SECURITIES - 101.53%		$101,155,332
(Cost: $79,814,151)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.53%)		(1,519,532)

NET ASSETS - 100.00%		$99,635,800

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      REAL ESTATE SECURITIES FUND

January 31, 2004
(In Thousands, Except for Per Share Amounts) (Unaudited)

ASSETS
Investment securities - at value (cost - $79,814)
(Notes 1 and 3)	$101,155
Receivables:
Investment securities sold	682
Fund shares sold	534
Dividends and interest	103
Prepaid registration fees	41
Other	4

Total assets	102,519

LIABILITIES
Payable for investment securities purchased	2,401
Due to custodian	374
Accrued management fee (Note 2)	65
Accrued distribution fee (Note 2)	15
Accrued shareholder servicing (Note 2)	14
Payable to Fund shareholders	6
Accrued service fee (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	3

Total liabilities	2,883

Total net assets	$99,636

NET ASSETS
Capital paid in	$77,446
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(153)
Accumulated undistributed net realized gain on investment transactions	1,002
Net unrealized appreciation in value of investments	21,341
Net assets applicable to outstanding units of capital	$99,636
Net asset value per share (net assets divided by shares outstanding):
Class A	$15.71
Class B	$15.70
Class C	$15.71
Class Y	$15.71
Capital shares outstanding:
Class A	1,595
Class B	18
Class C	34
Class Y	4,696

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      REAL ESTATE SECURITIES FUND

For the Six Months Ended January 31, 2004
(In Thousands) (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$2,072
Interest and amortization	13

Total income	2,085

Expenses (Note 2):
Investment management fee	318
Distribution fee:
Class A	71
Class B	-	*
Class C	-	*
Class Y	25
Shareholder servicing:
Class A	24
Class B	-	*
Class C	-	*
Class Y	16
Service fee:
Class A	28
Class B	-	*
Class C	-	*
Accounting and administrative services fees	22
Audit fees	18
Legal fees	16
Custodian fees	6
Other	31

Total	575
Less fees and expenses waived or absorbed by predecessor Advisor	(4)

Total expenses	571

Net investment income	1,514

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,801
Unrealized appreciation in value of investments during the period	10,639

Net gain on investments	13,440

Net increase in net assets resulting from operations	$14,954

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      REAL ESTATE SECURITIES FUND

(In Thousands) (Unaudited)

	For the six months ended January 31, 2004	For the fiscal year ended July 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,514	$1,259
Realized net gain on investments	2,801	244
Unrealized appreciation	10,639	8,144

Net increase in net assets resulting from operations	14,954	9,647

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(498)	(1,712)
Class B	- *	(57)
Class C	(1)	-
Class Y	(745)	N/A
Realized gains on securities transactions:
Class A	(262)	(765)
Class B	- *	(31)
Class C	(1)	-
Class Y	(826)	N/A

	(2,333)	(2,565)

Capital share transactions (Note 5)	24,630	21,903

Total increase	37,251	28,985
NET ASSETS
Beginning of period	62,385	33,400

End of period	$99,636	$62,385

Undistributed net investment income (loss)	$(153)	$-

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 11-14.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      REAL ESTATE SECURITIES FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period: (Unaudited)

	For the six months ended		For the fiscal year ended July 31,				For the period from 2-25-99(1) through
	1-31-04		2003	2002	2001	2000	7-31-99

Net asset value, beginning of period	$13.42		$11.93	$11.67	$11.23	$10.25	$10.02

Income from investment operations:
Net investment income	0.62		0.48	0.32	0.51	0.43	0.18
Net realized and unrealized gain on investments	2.08		1.72	1.01	0.47	1.00	0.31

Total from investment operations	2.70		2.20	1.33	0.98	1.43	0.49

Less distributions:
From net investment income	(0.22)		(0.48)	(0.28)	(0.54)	(0.41)	(0.26)
From capital gains	(0.19)		(0.23)	(0.79)	(0.00)	(0.04)	(0.00)

Total distributions	(0.41)		(0.71)	(1.07)	(0.54)	(0.45)	(0.26)

Net asset value, end of period	$15.71		$13.42	$11.93	$11.67	$11.23	$10.25

Total return(2)	19.86%		19.65%	12.31%	9.10%	14.89%	4.78%
Net assets, end of period (in millions)	$25		$60	$32	$17	$12	$6
Ratio of expenses to average net assets including voluntary expense waiver	1.40	%(3)	1.46%	1.50%	1.50%	1.50%	1.50%	(3)
Ratio of net investment income to average net assets including voluntary expense waiver	3.84	%(3)	2.95%	2.83%	4.29%	4.26%	4.09	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.42	%(3)	1.46%	1.69%	1.99%	2.72%	3.49	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.82	%(3)	2.95%	2.64%	3.81%	3.04%	2.10	%(3)
Portfolio turnover rate	24%		48%	101%	173%	117%	52%

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      REAL ESTATE SECURITIES FUND

Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$15.18

Income from investment operations:
Net investment income	0.17
Net realized and unrealized gain on investments	0.71

Total from investment operations	0.88

Less distributions:
From net investment income	(0.17)
From capital gains	(0.19)

Total distributions	(0.36)

Net asset value, end of period	$15.70

Total return	5.89%
Net assets, end of period (in thousands)	$278
Ratio of expenses to average net assets	2.19	%(2)
Ratio of net investment income to average net assets	1.98	%(2)
Portfolio turnover rate	24	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      REAL ESTATE SECURITIES FUND

Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$15.18

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain on investments	0.71

Total from investment operations	0.89

Less distributions:
From net investment income	(0.17)
From capital gains	(0.19)

Total distributions	(0.36)

Net asset value, end of period	$15.71

Total return	5.96%
Net assets, end of period (in thousands)	$530
Ratio of expenses to average net assets	2.20	%(2)
Ratio of net investment income to average net assets	2.51	%(2)
Portfolio turnover rate	24	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      REAL ESTATE SECURITIES FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$15.18

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain on investments	0.80

Total from investment operations	0.89

Less distributions:
From net investment income	(0.17)
From capital gains	(0.19)

Total distributions	(0.36)

Net asset value, end of period	$15.71

Total return	6.01%
Net assets, end of period (in millions)	$74
Ratio of expenses to average net assets	1.56	%(2)
Ratio of net investment income to average net assets	3.79	%(2)
Portfolio turnover rate	24	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

THE INVESTMENTS OF SMALL CAP VALUE FUND

January 31, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 2.14%
Alaska Air Group, Inc.*	16,600	$461,480
EGL, Inc.*	31,100	498,067
Frontier Airlines, Inc.*	20,000	196,300
Mesa Air Group, Inc.*	41,900	451,054
SkyWest, Inc.	10,100	195,536
		1,802,437
Aircraft - 2.25%
AAR CORP.*	32,900	439,215
HEICO Corporation	15,700	231,575
HEICO Corporation, Class A	1,510	17,425
Martin Marietta Materials, Inc.	17,300	795,800
Triumph Group, Inc.*	11,600	411,220
		1,895,235
Aluminum - 0.33%
Steelcase Inc.	20,200	275,326

Apparel - 1.04%
OshKosh B'Gosh, Inc., Class A	7,200	154,836
Payless ShoeSource, Inc.*	39,900	536,256
Russell Corporation	10,700	188,427
		879,519
Banks - 0.62%
First Niagara Financial Group, Inc.	10,600	156,721
Sterling Bancshares, Inc.	29,200	362,226
		518,947
Broadcasting - 0.68%
Entravision Communications Corporation*	11,600	121,452
Gray Television, Inc.	12,400	178,684
LIN TV Corp., Class A*	11,100	270,396
		570,532
Business Equipment and Services - 5.61%
Bowne & Co., Inc.	10,000	151,800
Carreker Corporation*	27,800	416,027
Dollar Thrifty Automotive Group, Inc.*	9,200	228,620
Excel Technology, Inc.*	8,800	280,588
Heidrick & Struggles International, Inc.*	27,800	596,588
John H. Harland Company	13,500	379,350
Learning Tree International, Inc.*	7,200	136,296
NCO Group, Inc.*	15,400	374,297
PTEK Holdings, Inc.*	44,200	425,867
Perot Systems Corporation, Class A*	24,300	327,807
ProQuest Company*	9,800	309,582
Stewart Enterprises, Inc., Class A*	88,200	562,716
Tetra Tech, Inc.*	17,500	383,338
Viad Corp.	6,200	155,434
		4,728,310
Capital Equipment - 7.19%
Cummins Inc.	2,100	106,533
Denison International plc, ADR*	3,600	86,058
Esterline Technologies Corporation*	12,900	357,975
Flowserve Corporation*	24,600	473,550
GrafTech International Ltd.*	29,900	371,956
Helix Technology Corporation	15,700	376,172
JLG Industries, Inc.	50,600	806,564
Joy Global Inc.	17,400	454,923
Kadant Inc.*	26,700	586,065
Manitowoc Company, Inc. (The)	15,300	457,164
Maverick Tube Corporation*	24,600	446,736
Regal-Beloit Corporation	12,300	251,535
Stewart & Stevenson Services, Inc.	20,900	285,285
Terex Corporation*	10,800	318,816
Valmont Industries, Inc.	16,400	358,176
Watts Industries, Inc., Class A	14,600	324,120
		6,061,628
Chemicals - Petroleum and Inorganic - 1.58%
Agrium Inc.	57,700	923,200
Methanex Corporation	19,100	218,409
Tredegar Corporation	12,400	194,184
		1,335,793
Chemicals - Specialty - 2.29%
Cambrex Corporation	12,600	349,398
Ferro Corporation	12,100	313,995
IMC Global Inc.	29,200	330,252
Minerals Technologies Inc.	7,000	370,510
OMNOVA Solutions Inc.*	64,400	350,336
SPARTECH Corporation	9,000	216,900
		1,931,391
Coal - 0.45%
Peabody Energy Corporation	9,500	380,285

Communications Equipment - 3.34%
Advanced Fibre Communications, Inc.*	5,900	139,447
Anaren, Inc.*	25,100	489,199
Andrew Corporation*	41,300	715,110
Anixter International Inc.*	8,500	235,025
CommScope, Inc.*	21,500	400,545
Dycom Industries, Inc.*	12,000	310,440
Plantronics, Inc.*	13,200	528,660
		2,818,426
Computers - Main and Mini - 0.22%
Silicon Graphics, Inc.*	57,300	186,225

Computers - Peripherals - 3.53%
Actel Corporation*	14,700	376,173
Cognex Corporation	11,500	369,035
Electronics for Imaging, Inc.*	27,900	747,720
Gerber Scientific, Inc.*	400	3,164
Inet Technologies, Inc.*	32,400	481,626
Mentor Graphics Corporation*	20,000	312,700
MICROS Systems, Inc.*	3,500	157,080
NMS Communications Corporation*	37,200	295,926
SimpleTech, Inc.*	40,500	231,458
		2,974,882
Construction Materials - 1.01%
Insituform Technologies, Inc., Class A*	10,900	174,727
Jacuzzi Brands, Inc.*	21,500	184,900
Walter Industries, Inc.	41,000	492,000
		851,627
Containers - 0.82%
Anchor Glass Container Corporation	15,400	245,322
Packaging Corporation of America	20,700	447,948
		693,270
Cosmetics and Toiletries - 0.91%
Chattem, Inc.*	16,800	338,688
Playtex Products, Inc.*	52,200	427,518
		766,206
Defense - 1.14%
Alliant Techsystems Inc.*	6,600	369,600
Teledyne Technologies Incorporated*	18,600	358,050
United Defense Industries, Inc.*	7,900	231,470
		959,120
Electrical Equipment - 1.74%
Acuity Brands, Inc.	10,700	260,010
Belden Inc.	9,400	188,940
C&D Technologies, Inc.	2,400	48,792
Federal Signal Corporation	12,300	227,550
Integrated Electrical Services, Inc.*	47,000	475,170
Littelfuse, Inc.*	3,100	89,326
York International Corporation	4,600	175,490
		1,465,278
Electronic Components - 7.25%
ATMI, Inc.*	17,200	455,456
AVX Corporation	14,300	248,963
Avnet, Inc.*	12,500	329,375
Brooks Automation, Inc.*	28,100	702,219
ChipPac, Inc., Class A*	14,400	106,056
Cypress Semiconductor Corporation*	39,100	828,920
Hutchinson Technology Incorporated*	9,800	290,766
IXYS Corporation*	21,300	206,397
KEMET Corporation*	61,500	934,800
MKS Instruments, Inc.*	20,700	488,209
Thomas & Betts Corporation	19,900	412,527
TriQuint Semiconductor, Inc.*	37,600	322,796
Varian Semiconductor Equipment Associates, Inc.*	16,200	789,669
		6,116,153
Electronic Instruments - 5.60%
BEI Technologies, Inc.	19,100	404,538
Benchmark Electronics, Inc.*	8,100	284,796
Coherent, Inc.*	7,600	231,230
LeCroy Corporation*	16,200	342,873
Roper Industries, Inc.	10,700	518,843
Technitrol, Inc.*	61,300	1,152,440
Trimble Navigation Limited*	7,700	286,016
Veeco Instruments Inc.*	49,800	1,498,233
		4,718,969
Farm Machinery - 1.57%
AGCO Corporation*	25,000	504,000
Navistar International Corporation*	17,300	822,615
		1,326,615
Finance Companies - 1.54%
American Capital Strategies, Ltd.	13,800	441,807
GATX Corporation	20,500	463,300
MCG Capital Corporation	10,300	207,596
Medallion Financial Corp.	20,900	187,264
		1,299,967
Food and Related - 1.52%
Bunge Limited	5,200	177,840
Corn Products International, Inc.	9,500	334,115
International Multifoods Corporation*	16,600	311,250
Interstate Bakeries Corporation	31,700	457,114
		1,280,319
Forest and Paper Products - 1.47%
Caraustar Industries, Inc.*	20,400	285,498
Louisiana-Pacific Corporation*	19,000	404,130
Pentair, Inc.	7,000	319,760
Rayonier Inc.	5,838	230,601
		1,239,989
Furniture and Furnishings - 0.77%
La-Z-Boy Incorporated	29,100	646,893

Gold and Precious Metals - 0.11%
Coeur d'Alene Mines Corporation*	17,500	95,375

Health Care - Drugs - 0.67%
Valeant Pharmaceuticals International	23,900	561,172

Health Care - General - 1.81%
American Medical Systems Holdings, Inc.*	5,300	146,042
ArthroCare Corporation*	8,600	210,786
Hanger Orthopedic Group, Inc.*	9,400	176,250
Hooper Holmes, Inc.	67,300	463,024
Ocular Sciences, Inc.*	7,300	223,745
VIASYS Healthcare Inc.*	12,800	304,128
		1,523,975
Hospital Supply and Management - 2.44%
Community Health Systems, Inc.*	6,500	183,690
Cytyc Corporation*	10,400	168,740
Genesis HealthCare Corporation*	4,750	102,125
LifePoint Hospitals, Inc.*	13,800	476,307
NeighborCare, Inc.*	9,400	213,850
Province Healthcare Company*	29,000	527,800
RehabCare Group, Inc.*	15,900	381,600
		2,054,112
Hotels and Gaming - 1.63%
Argosy Gaming Company*	26,900	734,370
Boyd Gaming Corporation	17,100	282,492
Highland Hospitality Corporation*	14,000	164,360
Penn National Gaming, Inc.*	7,800	193,011
		1,374,233
Household - General Products - 0.61%
Tupperware Corporation	29,300	517,145

Insurance - Life - 0.35%
AmerUs Group Co.	8,100	296,865

Insurance - Property and Casualty - 1.80%
Harleysville Group Inc.	8,800	179,432
Hub International Limited	15,500	270,165
Odyssey Re Holdings Corp.	14,500	337,850
Ohio Casualty Corporation*	22,100	394,706
RLI Corp.	2,200	89,408
United National Group, Ltd., Class A*	12,600	245,007
		1,516,568
Leisure Time Industry - 1.76%
Callaway Golf Company	22,200	397,602
Pinnacle Entertainment, Inc.*	17,700	220,542
Six Flags, Inc.*	45,300	327,972
Steiner Leisure Limited*	18,900	321,111
Steinway Musical Instruments, Inc.*	8,820	219,353
		1,486,580
Metal Fabrication - 2.00%
Ladish Co., Inc.	45,201	$377,654
RTI International Metals, Inc.*	12,100	180,169
Titanium Metals Corporation*	5,150	294,065
Trinity Industries, Inc.	26,000	834,600
		1,686,488
Mining - 0.98%
Compass Minerals Group, Inc.*	12,600	195,300
Phelps Dodge Corporation*	8,400	635,628
		830,928
Motor Vehicle Parts - 1.39%
American Axle & Manufacturing Holdings, Inc.*	11,100	430,236
Apogee Enterprises, Inc.	15,000	176,025
BorgWarner Inc.	4,700	436,724
Tower Automotive, Inc.*	20,800	126,048
		1,169,033
Multiple Industry - 0.26%
Dillard's, Inc., Class A	13,100	222,176

Non-Residential Construction - 0.85%
Comfort Systems USA, Inc.*	15,400	103,026
ElkCorp	11,700	335,790
Granite Construction Incorporated	12,900	275,028
		713,844
Petroleum - Domestic - 1.88%
Cabot Oil & Gas Corporation	15,100	460,550
Energy Partners, Ltd.*	21,800	298,878
Spinnaker Exploration Company*	5,500	187,110
Stone Energy Corporation*	6,100	256,932
Teekay Shipping Corporation	2,200	139,040
Vintage Petroleum, Inc.	19,400	242,888
		1,585,398
Petroleum - Services - 3.03%
Atwood Oceanics, Inc.*	8,700	287,883
Core Laboratories N.V.*	20,100	322,605
Global Industries, Ltd.*	58,000	292,320
Hanover Compressor Company*	46,900	584,843
Newpark Resources, Inc.*	52,700	259,284
Veritas DGC Inc.*	22,700	288,290
W-H Energy Services, Inc.*	32,800	519,224
		2,554,449
Publishing - 2.59%
Hollinger International Inc.	26,300	427,638
Journal Register Company*	22,200	468,642
Reader's Digest Association Inc. (The), Class A	74,400	1,031,184
Valassis Communications, Inc.*	8,500	260,100
		2,187,564
Railroad - 1.39%
RailAmerica, Inc.*	21,500	251,550
Westinghouse Air Brake Technologies Corporation	56,600	920,882
		1,172,432
Real Estate Investment Trusts - 0.38%
Heritage Property Investment Trust, Inc.	10,900	317,735

Restaurants - 1.70%
CKE Restaurants, Inc.*	50,800	384,556
Jack in the Box Inc.*	7,900	189,600
O'Charley's Inc.*	13,700	243,723
Papa John's International, Inc.*	8,600	292,615
Ruby Tuesday, Inc.	2,000	55,880
Ryan's Family Steak Houses, Inc.*	16,300	268,135
		1,434,509
Retail - Food Stores - 1.09%
Duane Reade, Inc.*	30,600	513,468
Longs Drug Stores Corporation	18,100	403,087
		916,555
Retail - General Merchandise - 0.78%
BJ's Wholesale Club, Inc.*	7,700	166,705
Wild Oats Markets, Inc.*	38,100	492,442
		659,147
Retail - Specialty Stores - 3.77%
American Eagle Outfitters, Inc.*	10,700	199,180
Barnes & Noble, Inc.*	9,000	304,650
CSK Auto Corporation*	6,700	130,717
Charming Shoppes, Inc.*	45,600	268,128
Furniture Brands International, Inc.	10,600	324,572
Genesco Inc.*	17,000	294,100
Hancock Fabrics, Inc.	12,800	216,576
J. Jill Group, Inc. (The)*	15,800	202,477
Linens 'n Things, Inc.*	6,300	181,818
Pep Boys - Manny, Moe & Jack (The)	6,200	136,648
Talbots, Inc. (The)	7,300	237,250
Too, Inc.*	24,200	370,260
Tweeter Home Entertainment Group, Inc.*	30,100	315,147
		3,181,523
Security and Commodity Brokers - 0.62%
Fidelity National Financial, Inc.	6,853	282,412
Investment Technology Group, Inc.*	8,700	141,375
SWS Group, Inc.	5,900	101,834
		525,621
Steel - 1.69%
Allegheny Technologies Incorporated	41,600	391,040
NS Group, Inc.*	24,000	212,880
United States Steel Corporation	24,100	820,605
		1,424,525
Timesharing and Software - 0.56%
CIBER, Inc.*	43,700	404,662
Pegasystems Inc.*	6,900	72,381
		477,043
Tires and Rubber Products - 0.41%
Cooper Tire & Rubber Company	17,100	346,617

Trucking and Shipping - 1.01%
Kirby Corporation*	5,600	184,072
Marten Transport, Ltd.*	2,650	46,256
OMI Corporation*	62,600	621,618
		851,946
Utilities - Electric - 0.14%
Hawaiian Electric Industries, Inc.	2,400	121,944

Utilities - Gas and Pipeline - 0.49%
NUI Corporation	17,200	297,216
UGI Corporation	3,500	112,875
		410,091
Utilities - Telephone - 0.31%
American Tower Corporation, Class A*	23,700	260,463

TOTAL COMMON STOCKS - 95.11%		$80,199,398
(Cost: $59,445,344)

TOTAL SHORT-TERM SECURITIES - 6.67%	$5,625,344
(Cost: $5,625,344)

TOTAL INVESTMENT SECURITIES - 101.78%	$85,824,742
(Cost: $65,070,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.78%)	(1,502,332)

NET ASSETS - 100.00%	$84,322,410

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      SMALL CAP VALUE FUND

January 31, 2004
(In Thousands, Except for Per Share Amounts) (Unaudited)

ASSETS
Investment securities - at value (cost - $65,071)
(Notes 1 and 3)	$85,825
Cash	199
Receivables:
Fund shares sold	256
Investment securities sold	32
Dividends and interest	14
Prepaid registration fees	40
Other	8

Total assets	86,374

LIABILITIES
Payable for investment securities purchased	1,955
Accrued management fee (Note 2)	53
Accrued service fee (Note 2)	13
Payable to Fund shareholders	12
Accrued shareholder servicing (Note 2)	11
Accrued distribution fee (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	3
Total liabilities	2,052

Total net assets	$84,322

NET ASSETS
Capital paid in	$63,377
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(243)
Accumulated undistributed net realized gain on investment transactions	434
Net unrealized appreciation in value of investments	20,754

Net assets applicable to outstanding units of capital	$84,322

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.35
Class B	$16.34
Class C	$16.34
Class Y	$16.35
Capital shares outstanding:
Class A	3,619
Class B	11
Class C	37
Class Y	1,489

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      SMALL CAP VALUE FUND

For the Six Months Ended January 31, 2004
(In Thousands) (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$243
Interest and amortization	56

Total income	299

Expenses (Note 2):
Investment management fee	275
Distribution fee:
Class A	79
Class B	-	*
Class C	-	*
Class Y	9
Shareholder servicing:
Class A	39
Class B	-	*
Class C	-	*
Class Y	6
Service fee:
Class A	42
Class B	-	*
Class C	-	*
Audit fees	22
Accounting and administrative services fees	21
Legal fees	16
Custodian fees	9
Other	24

Total expenses	542

Net investment loss	(243)

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	4,043
Unrealized appreciation in value of investments during the period	12,554

Net gain on investments	16,597

Net increase in net assets resulting from operations	$16,354

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      SMALL CAP VALUE FUND

(In Thousands) (Unaudited)

	For the six months ended January 31, 2004	For the fiscal year ended July 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(243)	$(494)
Realized net gain (loss) on investments	4,043	(2,980)
Unrealized appreciation	12,554	11,321

Net increase in net assets resulting from operations	16,354	7,847

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	-	(9)
Class B	-	(1)
Class C	-	(1)
Class Y	-	N/A
Realized gains on securities transactions:
Class A	(75)	(3,990)
Class B	- *	(345)
Class C	- *	(400)
Class Y	(30)	N/A

	(105)	(4,746)

Capital share transactions
(Note 5)	2,745	3,148

Total increase	18,994	6,249
NET ASSETS
Beginning of period	65,328	59,079

End of period	$84,322	$65,328

Undistributed net investment income (loss)	$(243)	$-

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 26-29.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SMALL CAP VALUE FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period: (Unaudited)

	For the six months ended		For the fiscal year ended July 31,
	1-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$13.02		$12.25	$15.05	$11.47	$11.20	$12.03

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.09)	(0.08)	(0.06)	0.05	0.10
Net realized and unrealized gain (loss) on investments	3.41		1.74	(1.84)	4.04	0.32	(0.59)
Total from investment operations	3.35		1.65	(1.92)	3.98	0.37	(0.49)
Less distributions:
From net investment income	(0.00)		(0.00)*	(0.00)	(0.00)	(0.10)	(0.09)
From capital gains	(0.02)		(0.88)	(0.88)	(0.40)	(0.00)	(0.23)
Tax return of capital	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.02)		(0.88)	(0.88)	(0.40)	(0.10)	(0.34)

Net asset value, end of period	$16.35		$13.02	$12.25	$15.05	$11.47	$11.20

Total return(1)	25.75%		14.91%	-13.27%	35.18	3.74%	-3.89%
Net assets, end of period (in millions)	$59		$59	$53	$55	$31	$32
Ratio of expenses to average net assets including voluntary expense waiver	1.59	%(2)	1.53%	1.27%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.69	%(2)	-0.82%	-0.57%	-0.56%	0.63%	0.81%
Ratio of expenses to average net assets excluding voluntary expense waiver	N/A		1.53%	1.37%	1.51%	1.71%	1.64%
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	N/A		-0.82%	-0.67%	-0.67%	0.32%	0.57%
Portfolio turnover rate	21%		54%	37%	38%	169%	104%

*Not shown due to rounding.

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SMALL CAP VALUE FUND

Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$15.27

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	1.11

Total from investment operations	1.09

Less distributions:
From net investment income	(0.00)
From capital gains	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$16.34

Total return	7.15%
Net assets, end of period (in thousands)	$179
Ratio of expenses to average net assets	2.17	%(2)
Ratio of net investment loss to average net assets	-1.70	%(2)
Portfolio turnover rate	21	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SMALL CAP VALUE FUND

Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04
Net asset value, beginning of period	$15.27

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	1.11

Total from investment operations	1.09

Less distributions:
From net investment income	(0.00)
From capital gains	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$16.34

Total return	7.15%
Net assets, end of period (in thousands)	$611
Ratio of expenses to average net assets	2.17	%(2)
Ratio of net investment loss to average net assets	-1.73	%(2)
Portfolio turnover rate	21	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SMALL CAP VALUE FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04
Net asset value, beginning of period	$15.27

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	1.12

Total from investment operations	1.10

Less distributions:
From net investment income	(0.00)
From capital gains	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$16.35

Total return	7.22%
Net assets, end of period (in millions)	$24
Ratio of expenses to average net assets	1.49	%(2)
Ratio of net investment loss to average net assets	-0.83	%(2)
Portfolio turnover rate	21	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

THE INVESTMENTS OF VALUE FUND

      January 31, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 0.95%
Delta Air Lines, Inc.	66,600	$699,300

Aircraft - 2.01%
Lockheed Martin Corporation	15,400	748,748
Northrop Grumman Corporation	7,500	725,325
		1,474,073
Aluminum - 0.92%
Alcan Inc.	15,900	677,817

Apparel - 0.45%
Jones Apparel Group, Inc.	9,650	328,775

Banks - 15.64%
Bank of America Corporation	20,300	1,653,638
Bank One Corporation	12,950	655,400
Charter One Financial, Inc.	24,785	897,465
Citigroup Inc.	63,813	3,157,467
FleetBoston Financial Corporation	16,700	744,486
National City Corporation	27,750	957,930
U.S. Bancorp	25,808	729,592
Wachovia Corporation	25,350	1,172,184
Wells Fargo & Company	26,500	1,521,365
		11,489,527
Beverages - 2.98%
Coca-Cola Enterprises Inc.	34,600	792,340
Constellation Brands, Inc.	20,550	689,247
Diageo plc, ADR	13,350	710,220
		2,191,807
Broadcasting - 2.27%
Clear Channel Communications, Inc.	8,500	382,415
Comcast Holdings Corporation, Class A*	4,384	149,429
Comcast Holdings Corporation, Class A special*	18,500	609,020
Liberty Media Corporation, Class A*	45,550	530,202
		1,671,066
Business Equipment and Services - 2.19%
Interpublic Group of Companies, Inc. (The)*	26,300	435,002
Manpower Inc.	10,700	496,266
Office Depot, Inc.*	42,350	675,482
		1,606,750
Capital Equipment - 4.36%
Caterpillar Inc.	7,800	609,414
Illinois Tool Works Inc.	9,940	776,314
Ingersoll-Rand Company Limited, Class A	18,650	1,240,785
Timken Company (The)	26,095	575,395
		3,201,908

Chemicals - Petroleum and Inorganic - 2.08%
Dow Chemical Company (The)	18,350	769,782
du Pont (E.I.) de Nemours and Company	17,250	757,275
		1,527,057
Chemicals - Specialty - 0.51%
Air Products and Chemicals, Inc.	7,500	374,325

Communications Equipment - 1.52%
EchoStar Communications Corporation*	21,500	784,643
Enterasys Networks, Inc.*	78,400	333,200
		1,117,843
Computers - Main and Mini - 1.06%
International Business Machines Corporation	7,850	778,956

Computers - Peripherals - 3.94%
Amdocs Limited (A)*	39,250	1,113,522
Check Point Software Technologies Ltd.*	54,050	1,104,512
Microsoft Corporation	24,400	674,294
		2,892,328
Containers - 0.51%
Pactiv Corporation*	17,150	371,983

Electrical Equipment - 1.33%
Emerson Electric Co.	15,300	977,670

Electronic Components - 1.93%
Motorola, Inc.	30,200	500,716
Texas Instruments Incorporated	29,250	916,988
		1,417,704
Finance Companies - 2.98%
Fannie Mae	19,700	1,518,870
Freddie Mac	10,800	674,136
		2,193,006
Forest and Paper Products - 0.74%
International Paper Company	12,900	545,283

Furniture and Furnishings - 1.40%
Masco Corporation	38,600	1,029,076

Health Care - Drugs - 3.80%
Abbott Laboratories	30,350	1,307,478
Merck & Co., Inc.	6,900	328,440
Pfizer Inc.	10,150	371,794
Shire Pharmaceuticals Group plc, ADR*	26,750	782,839
		2,790,551
Health Care - General - 1.76%
Bristol-Myers Squibb Company	27,400	768,570
Wyeth	12,850	526,208
		1,294,778
Homebuilders, Mobile Homes - 0.42%
Ryland Group, Inc. (The) (A)	4,050	308,813

Hospital Supply and Management - 1.66%
PacifiCare Health Systems, Inc.*	23,200	762,120
Tenet Healthcare Corporation*	36,950	458,180
		1,220,300
Insurance - Property and Casualty - 1.65%
Allstate Corporation (The)	10,100	459,146
American International Group, Inc.	10,800	750,060
		1,209,206
Leisure Time Industry - 3.59%
Brunswick Corporation	22,700	791,095
Carnival Corporation	24,200	1,074,964
Cendant Corporation*	34,000	770,100
		2,636,159
Motion Pictures - 1.91%
News Corporation Limited (The), ADR	11,400	365,484
Time Warner Inc.*	58,950	1,035,752
		1,401,236
Multiple Industry - 1.56%
General Electric Company	22,500	756,675
Honeywell International Inc.	10,800	390,096
		1,146,771
Petroleum - Domestic - 2.90%
Burlington Resources Inc.	12,500	684,250
ConocoPhillips	11,300	744,444
Stone Energy Corporation*	16,600	699,192
		2,127,886
Petroleum - International - 4.38%
ChevronTexaco Corporation	8,800	759,880
Exxon Mobil Corporation	60,306	2,459,879
		3,219,759
Petroleum - Services - 2.05%
GlobalSanteFe Corporation	25,050	683,865
Smith International, Inc.*	16,950	821,397
		1,505,262
Publishing - 0.75%
Gannett Co., Inc.	6,450	552,829

Railroad - 0.46%
Norfolk Southern Corporation	15,250	340,075

Real Estate Investment Trusts - 0.44%
Equity Office Properties Trust	10,850	321,702

Restaurants - 0.82%
CKE Restaurants, Inc.*	79,400	601,058

Retail - General Merchandise - 1.98%
Costco Wholesale Corporation*	14,000	518,350
Dollar General Corporation	42,050	934,351
		1,452,701
Security and Commodity Brokers - 8.73%
American Express Company	14,700	762,048
Goldman Sachs Group, Inc. (The)	7,850	781,468
Merrill Lynch & Co., Inc.	15,900	934,761
Morgan (J.P.) Chase & Co.	46,000	1,788,940
Morgan Stanley	11,240	654,280
Prudential Financial, Inc.	34,250	1,489,875
		6,411,372
Tobacco - 1.53%
Altria Group, Inc.	20,200	1,122,918

Utilities - Electric - 3.51%
Cinergy Corp. (A)	21,600	835,272
Entergy Corporation	16,000	935,680
PPL Corporation	17,600	804,672
		2,575,624
Utilities - Gas and Pipeline - 1.00%
Kinder Morgan, Inc.	12,500	737,500

Utilities - Telephone - 4.29%
BellSouth Corporation	25,650	749,749
Sprint Corporation - FON Group	32,300	562,343
Sprint Corporation - PCS Group*	42,000	341,460
Verizon Communications Inc.	19,900	733,514
Vodafone Group Plc, ADR	29,850	764,160
		3,151,226

TOTAL COMMON STOCKS - 98.96%		$72,693,980
(Cost: $61,467,229)

TOTAL SHORT-TERM SECURITIES - 1.36%	$1,000,000
(Cost: $1,000,000)

TOTAL INVESTMENT SECURITIES - 100.32%	$73,693,980
(Cost: $62,467,229)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.32%)	(237,629)

NET ASSETS -100.00%	$73,456,351

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at January 31, 2004. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Amdocs Limited	261	March/33.5	$19,575	$11,771
Ryland Group, Inc. (The)	40	March/90	4,480	2,600

			$24,055	$14,371

In addition to the above written call options, the following written put option was outstanding as of January 31, 2004. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value
Cinergy Corp.	333	April/19	$9,990	$6,675

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      VALUE FUND

January 31, 2004
(In Thousands, Except for Per Share Amounts) (Unaudited)

ASSETS
Investment securities - at value (cost - $62,467)
(Notes 1 and 3)	$73,694
Cash	21
Receivables:
Fund shares sold	390
Dividends and interest	112
Investment securities sold	58
Prepaid registration fees	41
Other	9

Total assets	74,325

LIABILITIES
Payable for investment securities purchased	736
Payable to Fund shareholders	55
Accrued management fee (Note 2)	30
Outstanding written options - at value (Note 6)	21
Accrued service fee (Note 2)	11
Accrued shareholder servicing (Note 2)	8
Accrued distribution fee (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	3

Total liabilities	869

Total net assets	$73,456

NET ASSETS
Capital paid in	$72,198
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	40
Accumulated undistributed net realized loss on investment transactions	(10,022)
Net unrealized appreciation in value of securities	11,227
Net unrealized appreciation in value of written options	13

Net assets applicable to outstanding units of capital	$73,456

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.39
Class B	$14.37
Class C	$14.37
Class Y	$14.39
Capital shares outstanding:
Class A	3,457
Class B	10
Class C	8
Class Y	1,631

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      VALUE FUND

For the Six Months Ended January 31, 2004
(In Thousands) (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$732
Interest and amortization	8

Total income	740

Expenses (Note 2):
Investment management fee	250
Distribution fee:
Class A	76
Class B	-	*
Class C	-	*
Class Y	9
Shareholder servicing:
Class A	45
Class B	-	*
Class C	-	*
Class Y	5
Service fee:
Class A	39
Class B	-	*
Class C	-	*
Accounting and administrative services fees	21
Audit fees	19
Legal fees	15
Custodian fees	4
Other	29

Total	512
Less fees and expenses waived or absorbed by predecessor Advisor	(30)

Total expenses	482

Net investment income	258

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	5,369
Realized net gain on written options	10

Realized net gain on investments	5,379

Unrealized appreciation in value of securities during the period	4,350
Unrealized appreciation in value of written options during the period	13

Unrealized appreciation in value of investments during the period	4,363

Net gain on investments	9,742

Net increase in net assets resulting from operations	$10,000

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      VALUE FUND

(In Thousands) (Unaudited)

	For the six months ended January 31, 2004	For the fiscal year ended July 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$258	$623
Realized net gain (loss) on investments	5,379	(4,680)
Unrealized appreciation	4,363	8,632

Net increase in net assets resulting from operations	10,000	4,575

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(212)	(556)
Class B	- *	(12)
Class C	- *	(1)
Class Y	(64)	N/A
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	N/A

	(276)	(569)

Capital share transactions (Note 5)	(5,221)	129

Total increase	4,503	4,135
NET ASSETS
Beginning of period	68,953	64,818

End of period	$73,456	$68,953

Undistributed net investment income	$40	$58

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 38-41.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      VALUE FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period: (Unaudited)

For the six months ended	For the fiscal year ended	For the period from 10-1-01	For the fiscal year ended September 30,
1-31-04	7-31-03	7-31-02	2001	2000	1999	1998

Net asset value, beginning of period	$12.54	$11.81	$12.59	$15.08	$15.14	$13.88	$18.68

Income (loss) from investment operations:
Net investment income	0.08	0.12	0.08	0.09	0.06	0.15	0.16
Net realized and unrealized gain (loss) on investments	1.82	0.72	(0.78)	(2.50)	0.13	1.26	(3.04)

Total from investment operations	1.90	0.84	(0.70)	(2.41)	0.19	1.41	(2.88)

Less distributions:
From net investment income	(0.05)	(0.11)	(0.08)	(0.08)	(0.11)	(0.15)	(0.16)
From capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.13)	(0.00)	(1.76)
Tax return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)	(0.00)

Total distributions	(0.05)	(0.11)	(0.08)	(0.08)	(0.25)	(0.15)	(1.92)

Net asset value, end of period	$14.39	$12.54	$11.81	$12.59	$15.08	$15.14	$13.88

Total return(1)	15.04%	7.23%	-5.72%	-15.97%	1.26%	10.13%	-16.45%
Net assets, end of period (in millions)	$50	$64	$58	$66	$81	$$93	$94
Ratio of expenses to average net assets including voluntary expense waiver	1.36	%(2)	1.29%	1.24	%(2)	1.24%	1.24%	1.21%	1.16%
Ratio of net investment income to average net assets including voluntary expense waiver	0.75	%(2)	1.05%	0.70	%(2)	0.61%	0.43%	0.94%	0.98%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.45	%(2)	1.50%	1.41	%(2)	1.39%	1.34%	1.23%	1.25%
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.66	%(2)	0.84%	0.53	%(2)	0.46%	0.33%	0.92%	0.89%
Portfolio turnover rate	64%	123%	95%	148%	180%	79%	114%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      VALUE FUND

Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$13.63

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.75

Total from investment operations	0.78

Less distributions:
From net investment income	(0.04)
From capital gains	(0.00)

Total distributions	(0.04)

Net asset value, end of period	$14.37

Total return	5.70%
Net assets, end of period (in thousands)	$140
Ratio of expenses to average net assets	2.04	%(2)
Ratio of net investment loss to average net assets	-0.03	%(2)
Portfolio turnover rate	64	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      VALUE FUND

Class C Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$13.63

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.75

Total from investment operations	0.78

Less distributions:
From net investment income	(0.04)
From capital gains	(0.00)

Total distributions	(0.04)

Net asset value, end of period	$14.37

Total return	5.70%
Net assets, end of period (in thousands)	$114
Ratio of expenses to average net assets	2.04	%(2)
Ratio of net investment loss to average net assets	-0.06	%(2)
Portfolio turnover rate	64	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      VALUE FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period: (Unaudited)

	For the period from 12-8-03(1) through 1-31-04

Net asset value, beginning of period	$13.63

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.79

Total from investment operations	0.80

Less distributions:
From net investment income	(0.04)
From capital gains	(0.00)

Total distributions	(0.04)

Net asset value, end of period	$14.39

Total return	5.87%
Net assets, end of period (in millions)	$23
Ratio of expenses to average net assets	1.30	%(2)
Ratio of net investment income to average net assets	0.47	%(2)
Portfolio turnover rate	64	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the six months ended January 31, 2004.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

      January 31, 2004 (Unaudited)

Note 1 - Significant Accounting Policies

Ivy Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues fifteen series of capital shares; each series represents ownership of a separate mutual fund. Real Estate Securities Fund, Small Cap Value Fund and Value Fund (the "Funds") are three of those mutual funds and are the only funds included in these financial statements. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following the applicable record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Ivy Investment Company ("WRIICO"), a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") , serves as the investment manager for each Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Advantus Capital Management, Inc. serves as sub-advisor to Ivy Real Estate Securities Fund under an agreement with WRIICO and receives a fee, payable by WRIICO, that is equal to, on an annual basis, 0.55% of the Fund's average net assets.

State Street Research & Management Company serves as sub-advisor to Ivy Small Cap Value Fund under an agreement with WRIICO and receives a fee, payable by WRIICO, that is equal to, on an annual basis, 0.50% of the Fund's average net assets.

These fees accrue daily and are paid monthly.

Pursuant to an Accounting Services Agreement, Waddell & Reed Services Company ("WRSCO"), an indirect subsidiary of WDR, provides certain accounting and pricing services for each Fund.

For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, and Class C, for each shareholder account that was in existence at any time during the prior month Real Estate Securities Fund, Small Cap Value Fund, and Value Fund pay WRSCO a monthly fee of $1.5792. For Class Y shares, each Fund pays WRSCO a monthly fee equal to 1/12 of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

As principal underwriter for the Trust's shares, Ivy Funds Distributor, Inc. ("IFDI") receives sales commissions (which are not an expense of the Trust) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended January 31, 2004, IFDI received the following amounts in sales commissions and deferred sales charges:

	Sales Commissions	CDSC
		Class A	Class B	Class C

Real Estate Securities Fund	$50,139	$-	$5	$-
Small Cap Value Fund	22,466	-	-	-
Value Fund	3,412	-	-	-

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the period ended January 31, 2004, IFDI paid the following amounts:

Real Estate Securities Fund	$10,621
Small Cap Value Fund	5,220
Value Fund	1,651

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Trust for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of that Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Real Estate Securities Fund, Small Cap Value Fund, and Value Fund paid Directors' fees of $2,133, $1,969, and $1,840, respectively, which are included in other expenses.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended January 31, 2004 are summarized as follows:

	Real Estate Securities Fund	Small Cap Value Fund	Value Fund

Purchases of investment securities, excluding short-term and United States Government securities	$45,050,849	$16,057,674	$44,900,802
Purchases of United States Government securities	-	-	-
Purchases of short-term securities	131,240,377	120,623,385	49,364,466
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	18,782,183	14,807,284	49,169,674
Proceeds from maturities and sales of United States Government securities	-	-	-
Proceeds from maturities and sales of short-term securities	130,747,114	114,816,542	48,723,083

For Federal income tax purposes, cost of investments owned at January 31, 2004 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Real Estate Securities Fund	$80,060,592	$21,269,120	$174,380	$21,094,740
Ivy Small Cap Value Fund	65,305,653	21,551,905	1,032,816	20,519,089
Ivy Value Fund	63,122,126	10,897,748	325,894	10,571.854

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profits for the fiscal year ended July 31, 2003 and the related capital loss carryover and post-October activity were as follows:

	Real Estate Securities Fund	Small Cap Value Fund	Value Fund

Net ordinary income	$1,930,008	$-	$623,635
Distributed ordinary income	2,164,430	8,529	568,927
Undistributed ordinary income*	253,928	-	57,583
Realized long-term capital gains	211	461,097	-
Distributed long-term capital gains	400,549	4,737,761	-
Undistributed long-term capital gains*	-	104,518	-
Capital loss carryover	-	-	6,210,683
Post-October losses deferred	453,214	3,350,342	1,363,150

*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Real Estate Securities Fund	Small Cap Value Fund	Value Fund

July 31, 2008	$-	$-	$1,033,886
July 31, 2009	-	-	437,560
July 31, 2010	-	-	5,661,010
July 31, 2011	-	-	6,210,683

Total carryover	$-	$-	$13,343,139

NOTE 5 - Multiclass Operations

Each Fund offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Funds.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended January 31, 2004 are summarized below. Amounts are in thousands.

	Real Estate Securities Fund	Small Cap Value Fund		Value Fund

Shares issued from sale of shares:
Class A
	2,019	514		158
Class B
	18	11		10
Class C
	36	37		8
Class Y
	4,686	1,561		1,770
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	37	1		7
Class B
	- *	-	*	- *
Class C
	- *	-	*	- *
Class Y
	105	2		5
Shares redeemed:
Class A
	(5,111)	(1,930)		(2,214)
Class B
	- *	-	*	-
Class C
	(3)	-		-
Class Y
	(95)	(74)		(144)

Increase (decrease) in outstanding capital shares	1,692	122		(400)
Value issued from sale of shares:

Class A
	$29,028	$8,445		$2,217
Class B
	270	180		141
Class C
	554	611		111
Class Y
	71,171	24,014		24,154
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	526	20		89
Class B
	1	-	*	- *
Class C
	1	-	*	- *
Class Y
	1,571	30		63
Value redeemed:
Class A
	(77,020)	(29,377)		(30,011)
Class B
	- *	-	*	-
Class C
	(41)	-		-
Class Y
	(1,431)	(1,178)		(1,985)

Increase (decrease) in outstanding capital	$24,630	$2,745		$(5,221)

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended July 31, 2003 are summarized below (see Note 7). Amounts are in thousands.

	Real Estate Securities Fund	Small Cap Value Fund	Value Fund

Shares issued from sale of shares:
Class A
	2,470	1,498	954
Class B
	76	75	33
Class C
	N/A	377	3
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	180	145	27
Class B
	7	32	1
Class C
	N/A	16	- *
Shares redeemed:
Class A
	(867)	(1,436)	(821)
Class B
	(15)	(81)	(177)
Class C
	N/A	(430)	(14)

Increase in outstanding capital shares	1,851	196	6

Value issued from sale of shares:
Class A
	$28,996	$16,953	$10,775
Class B
	896	814	363
Class C
	N/A	4,256	34
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	2,069	1,572	300
Class B
	79	337	11
Class C
	N/A	164	1
Value redeemed:
Class A
	(9,968)	(15,623)	(9,201)
Class B
	(169)	(853)	(1,999)
Class C
	N/A	(4,472)	(155)

Increase in outstanding capital	$21,903	$3,148	$129

*Not shown due to rounding.

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For a Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Value Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at July 31, 2003	-	$-
Options written	410	33,919
Options terminated in closing purchase transactions	-	--
Options exercised	-	--
Options expired	(109)	(9,864)

Outstanding at January 31, 2004	301	$24,055

For Value Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at July 31, 2003	-	$-
Options written	333	9,990
Options terminated in closing purchase transactions	-	--
Options exercised	-	--
Options expired	-	--

Outstanding at January 31, 2004	333	$9,990

NOTE 7 - Reorganization Plan for Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

On July 23, 2003, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund would acquire the assets and liabilities of Advantus Real Estate Securities Fund, Advantus Venture Fund and Advantus Cornerstone Fund, respectively, in exchange for newly issued Class A shares of the above mentioned Ivy Funds. Prior to December 8, 2003, Advantus Real Estate Securities Fund, Advantus Venture Fund and Advantus Cornerstone Fund had three classes of shares, Class A, Class B and Class C., except Advantus Real Estate Securities Fund which had Class A and Class B shares only. All of the then existing classes of the Advantus Funds were exchanged into Class A shares of the corresponding Ivy Funds on December 8, 2003.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by us which can be obtained from your financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to us. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

This page for your notes and calculations.

The Ivy Funds Family

Global/International Funds

Ivy Cundill Global Value Fund
Ivy European Opportunities Fund
Ivy International Fund
Ivy International Balanced Fund
Ivy International Growth Fund
Ivy International Value Fund
Ivy Pacific Opportunities Fund

Domestic Equity Funds

Ivy Core Equity Fund
Ivy Dividend Income Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Tax-Managed Equity Fund
Ivy Value Fund

Fixed Income Funds

Ivy Bond Fund
Ivy High Income Fund
Ivy Limited-Term Bond Fund
Ivy Mortgage Securities Fund
Ivy Municipal Bond Fund

Money Market Funds

Ivy Money Market Fund

Specialty Funds

Ivy Asset Strategy Fund
Ivy Balanced Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3010SA (1-04)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures required by Rule 30a-3(d) under the Investment Company Act of 1940, as amended, have concluded that as of a date within 90 days of the filing date of this report such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By:    /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date:   April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date:   April 8, 2004

By:   /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date:   April 8, 2004